Net profit/(loss) and earnings per share to the parent company (Details) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Diluted earnings (loss) per share	€ 4.47	€ 0.46	€ 0.25
Basic earnings (loss) per share	4.47	0.46	0.25
Diluted earnings (loss) per share from discontinued operations	0.02	0.02	0.09
Basic earnings (loss) per share from discontinued operations	€ 0.02	€ 0.02	€ 0.09